PROPERTY AND EQUIPMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
PROPERTY AND EQUIPMENT

NOTE 6 – PROPERTY AND EQUIPMENT

	Computers & Equipment	Vehicles	Furniture & Equipment	Capital Work In Progress	Total
Cost
Balance, January 1, 2022	$31,944	$192,482	$35,414	$390,059	$649,899
Additions	460	-	-	938,175	938,635
Disposals	(1,500)	-	-	-	(1,500)
Translation differences	(1,885)	(11,430)	(2,104)	(27,037)	(42,456)
Balance, December 31, 2022	29,019	181,052	33,310	1,301,197	1,544,578
Additions	5,154	-	831	711	6,696
Disposals	-	-	-	-	-
Translation differences	(2,583)	(15,663)	(2,920)	(86,122)	(107,288)
Balance, September 30, 2023	$31,590	$165,389	$31,221	$1,215,786	$1,443,986

Accumulated depreciation
Balance as of January 1, 2022	$26,794	$150,219	$29,645	-	$206,658
Depreciation	2,399	28,405	2,297	-	33,101
Translation differences	(1,605)	(9,089)	(1,774)	-	(12,468)
Balance, December 31, 2022	27,588	169,535	30,168	-	227,291
Depreciation	1,516	7,099	1,699	-	10,314
Translation differences	(2,438)	(15,002)	(2,689)	-	(20,129)
Balance, September 30, 2023	$26,666	$161,632	$29,178	-	$217,476

Net book value
At December 31, 2022	$1,431	$11,517	$3,142	$1,301,197	$1,317,287
At September 30, 2023	$4,924	$3,757	$2,043	$1,215,786	$1,226,510

During the nine months ended September 30, 2023, depreciation of $1,095 (2022 - $2,012) related to computer and equipment is included in cost of revenue.

As at September 30, 2023 and December 31, 2022 the Company’s Capital work in progress relates to the ongoing investment in the future medical cannabis cultivation facility in Moshav Kochav Michael, Israel which includes permits, design, software development and IT infrastructure.

The Company considered indicators of impairment at December 31, 2022 and 2021. The Company did not record any impairment loss during the years ended December 31, 2022 and 2021.

BYND CANNASOFT ENTERPRISES INC.

Notes to the Condensed Consolidated Interim Financial Statements

For the nine months ended September 30, 2023

(Expressed in Canadian dollars)

(Unaudited)

NOTE 8 – PROPERTY AND EQUIPMENT

	Computers & Equipment	Vehicles	Furniture & Equipment	Capital Work In Progress	Total

Costs
Balance, January 1, 2021	28,308	186,547	34,322	-	249,177
Additions	2,590	-	-	390,059	392,649
Translation differences	1,046	5,935	1,092	-	8,073
Balance, December 31, 2021	31,944	192,482	35,414	390,059	649,899
Additions	460	-	-	938,175	938,635
Disposals	(1,500)	-	-	-	(1,500)
Translation differences	(1,885)	(11,430)	(2,104)	(27,037)	(42,456)
Balance, December 31, 2022	$29,019	$181,052	$33,310	$1,301,197	$1,544,578

Accumulated depreciation
Balance as of January 1, 2021	21,947	110,616	26,378	-	158,941
Depreciation	3,933	33,325	2,301	-	39,560
Translation differences	914	6,278	966		8,157
Balance, December 31, 2021	26,794	150,219	29,645	-	206,658
Depreciation	2,399	28,405	2,297	-	33,101
Translation differences	(1,605)	(9,089)	(1,774)	-	(12,468)
Balance, December 31, 2022	$27,588	$169,535	$30,168	$-	$227,291
Net book value
At December 31, 2021	$5,151	$42,263	$5,768	$390,059	$443,241
At December 31, 2022	$1,431	$11,517	$3,142	$1,301,197	$1,317,287

During the year ended December 31, 2022, depreciation of $2,399 (2021 - $3,933) related to computer and equipment is included in cost of revenue.

As at December 31, 2022 and 2021 the Company’s Capital work in progress relates to the ongoing investment in the future medical cannabis cultivation facility in Moshav Kochav Michael, Israel which includes permits, design, software development and IT infrastructure.

The Company considered indicators of impairment at December 31, 2022 and 2021. The Company did not record any impairment loss during the years ended December 31, 2022 and 2021.

BYND CANNASOFT ENTERPRISES INC.

Notes to the Consolidated Financial Statements

For the Years Ended for December 31, 2022 and 2021

(Expressed in Canadian dollars, unless otherwise noted)